Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Property Plant And Equipment [Abstract]
Summary of Premises and Equipment

	March 31,
	2017	2016
	(In Thousands)
Land and land improvements	$3,569	$3,569
Buildings and improvements	7,011	7,029
Furnishings and equipment	3,874	3,669
Leasehold improvements	2,064	1,430
Construction in progress	—	54
	16,518	15,751
Accumulated depreciation and amortization	(7,978)	(7,670)
	$8,540	$8,081

Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements

At March 31, 2017, the minimum obligation under all non-cancellable lease agreements, which expire through 2026, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2018	$598
2019	563
2020	487
2021	323
2022	196
Thereafter	813
$2,980